Note 10 - Subsequent Events (Details Textual) - $ / shares		3 Months Ended		6 Months Ended
	Oct. 17, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Common Stock, Dividends, Per Share, Declared		$ 1	$ 1	$ 2	$ 2
Subsequent Event [Member]
Common Stock, Dividends, Per Share, Declared	$ 1
Subsequent Event [Member] | Common Stock [Member]
Dividends Payable, Date to be Paid	Nov. 30, 2018
Dividends Payable, Date of Record	Oct. 29, 2018